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        As filed with the Securities and Exchange Commission on March 20, 1997

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            Notification of Election

                                      Under

                                   Rule 24f-1

                                    Under the

                         Investment Company Act of 1940

                                       By

                          MASSACHUSETTS INVESTORS TRUST


         Massachusetts Investors Trust hereby files this Notification of Election pursuant to Rule 24f-1 under the Investment Company Act of 1940, as amended, electing to have the registration of certain securities under the Securities Act of 1933, as amended, deemed effective as of the time of their sale, and hereby submits the following information in connection therewith, as required by Rule 24f-1(b):

1.       File Number:  2-11401

2.       Name and address of issuer:

                  Massachusetts Investors Trust
                  500 Boylston Street
                  Boston, Massachusetts  02116

3.       Identity of Security:

                  Shares of beneficial interest, par value $0.33 1/3 per share (the "Shares")

4.       Number of shares with respect to which this Notification is filed:

                  19,385,449 shares, comprised of 19,321,661 Shares which are being retroactively registered pursuant to this Notification of Election (the "Retroactively Registered Shares"), and 63,788 Shares which are being
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                  registered on account of the payment of the minimum $300 fee
                  (see 6 below).

5.       Period of time during which the securities were sold:

                  January 17, 1997 through March 4, 1997, inclusive.

6. In accordance with subsection (a) of Rule 24f-1, a registration fee of $300 (the minimum fee) has been paid concurrently with the filing of this Notification. The fee was calculated in the following manner:

         a.     Number of Retroactively Registered
                Shares sold        . . . . . . . . . . . . . . . .  19,321,661

         b.     Number of shares redeemed in previous
                fiscal year (FYE 12/31/96) used as a reduction
                 pursuant to Rule 24e-2(a)(1) and (2)     . . . . .(19,321,661)

         c.     Number of Retroactively Registered Shares
                sold (a) minus number of shares redeemed (b)    . .          0

         d.     Minimum fee due pursuant to
                Rule 24-f-1(a)      . . . . . . . . . . . . . . .  .      $300

         e.     Number of Shares registered on account
                of payment of minimum fee       . . . . . . . . . . . . 63,788
                Calculated as follows:
                     Minimum fee due pursuant to Rule 24f-1(a) . . . . .  $300

                     Divided by per share registration fee set forth
                     in Section 6(b)       . . . . . . . . . . . .  0.00030303

                     Equals proposed maximum offering price  . . . $990,000.99

                     Divided by maximum public offering price
                     of Class A shares of $15.52 per share on
                  March 6, 1997 pursuant to Rule 457(d) equals
                    number of Shares registered on account
                    of payment of minimum fee     . . . . . . . . .. . 63,788

7. The issuer hereby confirms that the Retroactively Registered Shares with respect to which this Notification is filed were sold in accordance with the issuer's usual method of distributing its registered securities, under which prospectuses are
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         made  available  for  delivery  to  offerees  and  purchasers  of such securities in accordance with Section 5(b) of the Securities Act of 1933.

8. Attached hereto as Exhibit A is a certified copy of the resolutions of the Board of Trustees of the issuer authorizing the filing of this Notification, signed for the issuer by a duly authorized officer thereof.

9. Attached hereto as Exhibit B is an opinion of counsel as to the legality of the Shares being registered, indicating whether they were legally issued, fully paid and non-assessable.

         IN WITNESS WHEREOF, Massachusetts Investors Trust has duly caused this Notification of Election to be duly signed by a duly authorized officer thereof on its behalf in Boston, Massachusetts on the 19th day of March, 1997.


                          MASSACHUSETTS INVESTORS TRUST


                                 By:  W. THOMAS LONDON
                                      W. Thomas London
                                      Treasurer
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                                    EXHIBIT A

                                 Certified Copy

                                     of the

                         Board of Trustees' Resolutions

                          MASSACHUSETTS INVESTORS TRUST
                       ASSISTANT SECRETARY'S CERTIFICATION
                                 March 20, 1997


I HEREBY CERTIFY that at a meeting of the Board of Trustees of Massachusetts Investors Trust, a common law trust and operating under the laws of The Commonwealth of Massachusetts, held on the 19th day of March, 1997, upon motion duly made, and seconded, the following resolutions were unanimously adopted and are in full force and effect:


VOTED: That the Chairman, Secretary, Assistant Secretary, Treasurer and Assistant Treasurer of the Trust, or any one of them, be, and each of them acting singly hereby is, authorized to prepare, execute and file with the Securities and Exchange Commission on behalf of the Trust a Notification of Election Under Rule 24f-1 for the purpose of (i) retroactively registering 19,321,661 shares of beneficial interest and (ii) registering such additional shares of beneficial interest which the Trust is entitled to register on account of the payment of the filing fee required to be paid with the filing of such Notification, in the form attached to this record of action, with such changes as the officers executing the same on advice of counsel may deem necessary or appropriate; and
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FURTHER
VOTED: That the Chairman, Secretary, Assistant Secretary, Treasurer and Assistant Treasurer of the Trust be, and each of them acting singly hereby is, authorized to take such further actions and execute and deliver such further documents as may be necessary, desirable or appropriate to the implementation and performance of the preceding vote and the matters contemplated therein.



IN WITNESS WHEREOF, I have hereunto set my hand as assistant secretary of Massachusetts Investors Trust, this 19th day of March, 1997.



                                    By:  JAMES R. BORDEWICK, JR.
                                         James R. Bordewick, Jr.
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                                    EXHIBIT B

                               Opinion of Counsel



                                 March 20, 1997


Massachusetts Investors Trust
500 Boylston Street
Boston, MA  02116


         Re:      Notification of Election Under Rule 24f-1

Gentlemen:

         I am a Senior Vice President and Associate General Counsel of Massachusetts Financial Services Company, which serves as an investment adviser to Massachusetts Investors Trust (the "Trust"), and the Assistant Secretary of the Trust. I am admitted to practice law in The Commonwealth of Massachusetts. The Trust was created under a written Agreement and Declaration of Trust dated March 21, 1924, and executed and delivered in Boston, Massachusetts, as amended and restated September 29, 1994 (the "Agreement and Declaration of Trust"). The beneficial interest thereunder is represented by transferable shares, par value $0.33 1/3 per share.

         The Trust is about to file a Notification of Election Under Rule 24f-1 (the "Notification of Election") to make an election that 19,321,661 shares of beneficial interest which were sold from January 17, 1997 through March 4, 1997 in excess of the number of shares registered under the Trust's currently effective Registration Statement, as amended, be deemed to have been registered at the time of their sale (the "Retroactively Registered Shares"). In addition, 63,788 shares of beneficial interest are being registered under the Notification of Election on account of the payment of the minimum fee thereunder (the "Minimum Fee Shares").

         I have examined and relied upon copies of the Notification of Election and have examined and relied upon originals, or copies certified to my satisfaction, of such corporate records, documents, certificates and other instruments as in my judgment are necessary or appropriate to enable me to render the opinion set forth below.

         Based on the foregoing, I am of the opinion that the Retroactively Registered Shares for which the Notification of Election is being filed have been duly authorized, legally and validly issued, and are fully paid and non-assessable, except as described
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below.  In  addition,  I am of the opinion that the Minimum Fee Shares for which the Notification of Election is being filed have been duly authorized and, when issued and sold in accordance with the Trust's registration statement on Form N-1A, the Agreement and Declaration of Trust and the Trust's By-laws, will be legally and validly issued, fully paid and non-assessable, except as described below. I express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940, or applicable state "Blue Sky" or securities laws in connection with the sale of the Retroactively Registered Shares.

         I hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the Notification of Election referred to above.

                                          Very truly yours,



                                          JAMES R. BORDEWICK, JR.
                                          James R. Bordewick, Jr.